Supplemental Guarantor and Parent Company Condensed Financial Information (Tables)	3 Months Ended	12 Months Ended
	Mar. 28, 2014	Dec. 31, 2013
Quarterly Financial Information Disclosure [Abstract]
Condensed Statements Of Operations

Condensed Statements of Operations and Comprehensive Income (Loss) Information

Three Fiscal Months Ended March 28, 2014

	Parent	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Total
Net sales:
Customers	$—	$475.7	$954.4	$—	$1,430.1
Intercompany	17.7	81.6	53.2	(152.5)	—

	17.7	557.3	1,007.6	(152.5)	1,430.1
Cost of sales	—	486.2	946.6	(134.8)	1,298.0

Gross profit	17.7	71.1	61.0	(17.7)	132.1
Selling, general and administrative expenses	14.8	41.5	82.1	(17.7)	120.7
Goodwill impairment charge	—	—	155.1	—	155.1
Indefinite-lived intangible asset impairment charge	—	—	93.4	—	93.4

Operating income (loss)	2.9	29.6	(269.6)	—	(237.1)
Other income (expense)	—	(2.9)	(94.8)	—	(97.7)
Interest income (expense):
Interest expense	(15.0)	(16.7)	(13.5)	17.8	(27.4)
Interest income	14.1	3.7	1.2	(17.8)	1.2

	(0.9)	(13.0)	(12.3)	—	(26.2)

Income (loss) before income taxes	2.0	13.7	(376.7)	—	(361.0)
Income tax (provision) benefit	(0.3)	(0.9)	22.6	—	21.4
Equity in net earnings of affiliated companies and subsidiaries	(317.1)	(329.9)	0.1	647.1	0.2

Net income (loss) including non-controlling interest	(315.4)	(317.1)	(354.0)	647.1	(339.4)
Less: net income (loss) attributable to non-controlling interest	—	—	(24.0)	—	(24.0)

Net income (loss) attributable to Company common shareholders	$(315.4)	$(317.1)	$(330.0)	$647.1	$(315.4)

Comprehensive income (loss):
Net income (loss)	$(315.4)	$(317.1)	$(354.0)	$647.1	$(339.4)
Currency translation gain (loss)	(9.8)	(9.8)	(8.1)	16.9	(10.8)
Defined benefit plan adjustments, net of tax	0.9	0.9	0.2	(1.1)	0.9

Comprehensive income (loss), net of tax	(324.3)	(326.0)	(361.9)	662.9	(349.3)

Comprehensive income (loss) attributable to non-controlling interest, net of tax	—	—	(25.0)	—	(25.0)

Comprehensive income (loss) attributable to Company common shareholders interest, net of tax	$(324.3)	$(326.0)	$(336.9)	$662.9	$(324.3)

Condensed Statements of Operations and Comprehensive Income (Loss) Information

Three Fiscal Months Ended March 29, 2013

	Parent	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Total
Net sales:
Customers	$—	$610.2	$933.5	$—	$1,543.7
Intercompany	13.8	42.2	103.4	(159.4)	—

	13.8	652.4	1,036.9	(159.4)	1,543.7
Cost of sales	—	574.4	958.0	(145.6)	1,386.8

Gross profit	13.8	78.0	78.9	(13.8)	156.9
Selling, general and administrative expenses	10.9	49.7	77.3	(13.8)	124.1

Operating income (loss)	2.9	28.3	1.6	—	32.8
Other income (expense)	—	(1.3)	(51.4)	—	(52.7)
Interest income (expense):
Interest expense	(20.9)	(26.9)	(11.3)	29.6	(29.5)
Interest income	25.9	3.5	1.7	(29.6)	1.5

	5.0	(23.4)	(9.6)	—	(28.0)

Income (loss) before income taxes	7.9	3.6	(59.4)	—	(47.9)
Income tax (provision) benefit	(3.0)	(2.0)	8.8	—	3.8
Equity in net earnings of affiliated companies and subsidiaries	(50.6)	(52.2)	0.1	102.9	0.2

Net income (loss) including non-controlling interest	(45.7)	(50.6)	(50.5)	102.9	(43.9)
Less: preferred stock dividends	0.1	—	—	—	0.1
Less: net income (loss) attributable to non-controlling interest	—	—	1.8	—	1.8

Net income (loss) attributable to Company common shareholders	$(45.8)	$(50.6)	$(52.3)	$102.9	$(45.8)

Comprehensive income (loss):
Net income (loss)	$(45.7)	$(50.6)	$(50.5)	$102.9	$(43.9)
Currency translation gain (loss)	(4.2)	(4.2)	5.7	(0.9)	(3.6)
Defined benefit plan adjustments, net of tax	2.7	2.7	0.3	(3.0)	2.7
Change in fair value of derivatives, net of tax	(0.6)	(0.6)	—	0.7	(0.5)

Comprehensive income (loss), net of tax	(47.8)	(52.7)	(44.5)	99.7	(45.3)

Comprehensive income (loss) attributable to non-controlling interest, net of tax	—	—	2.5	—	2.5

Comprehensive income (loss) attributable to Company common shareholders interest, net of tax	$(47.8)	$(52.7)	$(47.0)	$99.7	$(47.8)

Condensed Statement of Operations and Comprehensive Income (Loss) Information

Year Ended December 31, 2013

			Non-
		Guarantor	Guarantor
	Parent	Subsidiaries	Subsidiaries	Eliminations	Total
Net sales:
Customers	$—	$2,233.0	$4,188.2	$—	$6,421.2
Intercompany	56.0	292.0	281.4	(629.4)	—

	56.0	2,525.0	4,469.6	(629.4)	6,421.2
Cost of sales	—	2,244.5	4,046.4	(573.4)	5,717.5

Gross profit	56.0	280.5	423.2	(56.0)	703.7
Selling, general and administrative expenses	43.4	188.7	315.9	(56.0)	492.0

Operating income	12.6	91.8	107.3	—	211.7
Other income (expense)	—	(6.2)	(60.5)	—	(66.7)
Interest income (expense):
Interest expense	(86.9)	(110.7)	(48.1)	120.8	(124.9)
Interest income	105.1	15.2	7.4	(120.8)	6.9

	18.2	(95.5)	(40.7)	—	(118.0)

Income (loss) before income taxes	30.8	(9.9)	6.1	—	27.0
Income tax (provision) benefit	(11.5)	13.8	(41.1)	—	(38.8)
Equity in net earnings of affiliated companies and subsidiaries	(37.1)	(41.0)	0.8	79.0	1.7

Net income (loss) including noncontrolling interest	(17.8)	(37.1)	(34.2)	79.0	(10.1)
Less: preferred stock dividends	0.3	—	—	—	0.3
Less: net income (loss) attributable to noncontrolling interest	—	—	7.7	—	7.7

Net income (loss) attributable to Company common shareholders	$(18.1)	$(37.1)	$(41.9)	$79.0	$(18.1)

Comprehensive income (loss):
Net income (loss)	$(17.8)	$(37.1)	$(34.2)	$79.0	$(10.1)
Currency translation gain (loss)	(39.2)	(39.2)	(55.8)	87.3	(46.9)
Defined benefit plan adjustments, net of tax	31.8	31.8	12.3	(43.9)	32.0
Change in fair value of derivatives, net of tax	(0.1)	(0.1)	0.3	0.2	0.3

Comprehensive income (loss), net of tax	(25.3)	(44.6)	(77.4)	122.6	(24.7)

Comprehensive income (loss) attributable to noncontrolling interest, net of tax	—	—	0.6	—	0.6

Comprehensive income (loss) attributable to Company common shareholders interest, net of tax	$(25.3)	$(44.6)	$(78.0)	$122.6	$(25.3)

Condensed Statement of Operations and Comprehensive Income (Loss) Information

Year Ended December 31, 2012

			Non-
		Guarantor	Guarantor
	Parent	Subsidiaries	Subsidiaries	Eliminations	Total
Net sales:
Customers	$—	$2,015.8	$4,043.7	$—	$6,059.5
Intercompany	54.4	150.3	320.6	(525.3)	—

	54.4	2,166.1	4,364.3	(525.3)	6,059.5
Cost of sales	—	1,903.6	4,001.9	(470.9)	5,434.6

Gross profit	54.4	262.5	362.4	(54.4)	624.9
Selling, general and administrative expenses	41.5	150.6	287.8	(54.4)	425.5

Operating income	12.9	111.9	74.6	—	199.4
Other income (expense)	—	—	(2.9)	—	(2.9)
Interest income (expense):
Interest expense	(70.6)	(96.1)	(48.0)	107.9	(106.8)
Interest income	91.6	15.5	7.3	(107.9)	6.5
Loss on extinguishment of debt	(9.3)	—	—	—	(9.3)

	11.7	(80.6)	(40.7)	—	(109.6)

Income (loss) before income taxes	24.6	31.3	31.0	—	86.9
Income tax (provision) benefit	(10.9)	(11.0)	(56.7)	—	(78.6)
Equity in net earnings of affiliated companies and subsidiaries	(9.4)	(29.7)	1.2	39.6	1.7

Net income (loss) including noncontrolling interest	4.3	(9.4)	(24.5)	39.6	10.0
Less: preferred stock dividends	0.3	—	—	—	0.3
Less: net income (loss) attributable to noncontrolling interest	—	—	5.7	—	5.7

Net income (loss) attributable to Company common shareholders	$4.0	$(9.4)	$(30.2)	$39.6	$4.0

Comprehensive income (loss):
Net income (loss)	$4.3	$(9.4)	$(24.5)	$39.6	$10.0
Currency translation gain (loss)	8.4	7.6	5.1	(11.2)	9.9
Defined benefit plan adjustments, net of tax	(21.4)	(21.4)	(20.0)	41.5	(21.3)
Change in fair value of derivatives, net of tax	5.8	5.8	2.8	(8.4)	6.0

Comprehensive income (loss), net of tax	(2.9)	(17.4)	(36.6)	61.5	4.6

Comprehensive income (loss) attributable to noncontrolling interest, net of tax	—	—	7.5	—	7.5

Comprehensive income (loss) attributable to Company common shareholders interest, net of tax	$(2.9)	$(17.4)	$(44.1)	$61.5	$(2.9)

Condensed Statement of Operations and Comprehensive Income (Loss) Information

Year Ended December 31, 2011

			Non-
		Guarantor	Guarantor
	Parent	Subsidiaries	Subsidiaries	Eliminations	Total
Net sales:
Customers	$—	$1,857.0	$3,951.2	$—	$5,808.2
Intercompany	55.9	116.4	204.9	(377.2)	—

	55.9	1,973.4	4,156.1	(377.2)	5,808.2
Cost of sales	—	1,742.5	3,792.7	(321.3)	5,213.9

Gross profit	55.9	230.9	363.4	(55.9)	594.3
Selling, general and administrative expenses	44.6	130.7	260.3	(55.9)	379.7

Operating income	11.3	100.2	103.1	—	214.6
Other income (expense)	(0.1)	(0.2)	(31.4)	—	(31.7)
Interest income (expense):
Interest expense	(63.0)	(91.6)	(48.9)	104.3	(99.2)
Interest income	88.6	15.0	8.4	(104.3)	7.7

	25.6	(76.6)	(40.5)	—	(91.5)

Income (loss) before income taxes	36.8	23.4	31.2	—	91.4
Income tax (provision) benefit	(15.8)	2.6	(25.4)	—	(38.6)
Equity in net earnings of affiliated companies and subsidiaries	33.8	7.8	2.6	(41.3)	2.9

Net income (loss) including noncontrolling interest	54.8	33.8	8.4	(41.3)	55.7
Less: preferred stock dividends	0.3	—	—	—	0.3
Less: net income (loss) attributable to noncontrolling interest	—	—	0.9	—	0.9

Net income (loss) attributable to Company common shareholders	$54.5	$33.8	$7.5	$(41.3)	$54.5

Comprehensive income (loss):
Net income (loss)	$54.8	$33.8	$8.4	$(41.3)	$55.7
Currency translation gain (loss)	(57.1)	(56.6)	(51.8)	104.9	(60.6)
Defined benefit plan adjustments, net of tax	(15.6)	(15.6)	(3.0)	16.2	(18.0)
Change in fair value of derivatives, net of tax	(37.5)	(37.5)	(33.8)	71.2	(37.6)

Comprehensive income (loss), net of tax	(55.4)	(75.9)	(80.2)	151.0	(60.5)

Comprehensive income (loss) attributable to noncontrolling interest, net of tax	—	—	(5.1)	—	(5.1)

Comprehensive income (loss) attributable to Company common shareholders interest, net of tax	$(55.4)	$(75.9)	$(75.1)	$151.0	$(55.4)

Condensed Balance Sheets

Condensed Balance Sheets Information

March 28, 2014

	Parent	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Total
Assets
Current assets:
Cash and cash equivalents	$—	$2.0	$313.8	$—	$315.8
Receivables, net of allowances	—	262.9	937.4	—	1,200.3
Inventories, net	—	492.6	835.7	—	1,328.3
Deferred income taxes	—	23.1	26.8	—	49.9
Prepaid expenses and other	1.9	29.2	87.1	—	118.2

Total current assets	1.9	809.8	2,200.8	—	3,012.5
Property, plant and equipment, net	0.6	226.4	849.1	—	1,076.1
Deferred income taxes	—	—	15.8	—	15.8
Intercompany accounts	1,284.6	519.5	44.8	(1,848.9)	—
Investment in subsidiaries	724.4	1,008.4	—	(1,732.8)	—
Goodwill	—	13.8	13.4	—	27.2
Intangible assets, net	—	15.1	69.4	—	84.5
Unconsolidated affiliated companies	—	7.9	10.9	—	18.8
Other non-current assets	13.3	33.6	26.7	—	73.6

Total assets	$2,024.8	$2,634.5	$3,230.9	$(3,581.7)	$4,308.5

Liabilities and Total Equity
Current liabilities:
Accounts payable	$—	$170.9	$804.2	$—	$975.1
Accrued liabilities	27.1	85.6	289.9	—	402.6
Current portion of long-term debt	—	—	285.6	—	285.6

Total current liabilities	27.1	256.5	1,379.7	—	1,663.3
Long-term debt	902.4	264.4	15.6	—	1,182.4
Deferred income taxes	175.4	(18.0)	58.2	—	215.6
Intercompany accounts	—	1,327.4	521.5	(1,848.9)	—
Other liabilities	1.2	79.8	156.2	—	237.2

Total liabilities	1,106.1	1,910.1	2,131.2	(1,848.9)	3,298.5
Redeemable non-controlling interest	—	—	16.7	—	16.7

Total Company shareholders’ equity	918.7	724.4	1,008.4	(1,732.8)	918.7

Non-controlling interest	—	—	74.6	—	74.6

Total liabilities and equity	$2,024.8	$2,634.5	$3,230.9	$(3,581.7)	$4,308.5

Condensed Balance Sheets Information

December 31, 2013

	Parent	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Total
Assets
Current assets:
Cash and cash equivalents	$0.2	$2.2	$416.4	$—	$418.8
Receivables, net of allowances	—	258.5	913.2	—	1,171.7
Inventories, net	—	438.0	801.6	—	1,239.6
Deferred income taxes	—	23.3	26.9	—	50.2
Prepaid expenses and other	1.9	32.7	91.6	—	126.2

Total current assets	2.1	754.7	2,249.7	—	3,006.5
Property, plant and equipment, net	0.6	231.9	859.5	—	1,092.0
Deferred income taxes	—	—	15.8	—	15.8
Intercompany accounts	1,305.5	507.7	35.8	(1,849.0)	—
Investment in subsidiaries	1,050.4	1,332.3	—	(2,382.7)	—
Goodwill	—	13.7	170.9	—	184.6
Intangible assets, net	—	15.5	167.4	—	182.9
Unconsolidated affiliated companies	—	8.0	11.0	—	19.0
Other non-current assets	13.7	33.8	30.6	—	78.1

Total assets	$2,372.3	$2,897.6	$3,540.7	$(4,231.7)	$4,578.9

Liabilities and Total Equity
Current liabilities:
Accounts payable	$—	$118.5	$752.1	$—	$870.6
Accrued liabilities	13.8	103.9	317.2	—	434.9
Current portion of long-term debt	—	—	250.3	—	250.3

Total current liabilities	13.8	222.4	1,319.6	—	1,555.8
Long-term debt	902.0	225.0	9.6	—	1,136.6
Deferred income taxes	175.2	(19.4)	78.0	—	233.8
Intercompany accounts	—	1,339.7	509.3	(1,849.0)	—
Other liabilities	1.1	79.5	175.3	—	255.9

Total liabilities	1,092.1	1,847.2	2,091.8	(1,849.0)	3,182.1
Redeemable non-controlling interest	—	—	17.0	—	17.0

Total Company shareholders’ equity	1,280.2	1,050.4	1,332.3	(2,382.7)	1,280.2

Non-controlling interest	—	—	99.6	—	99.6

Total liabilities and equity	$2,372.3	$2,897.6	$3,540.7	$(4,231.7)	$4,578.9

Condensed Balance Sheet Information

December 31, 2013

			Non-
		Guarantor	Guarantor
	Parent	Subsidiaries	Subsidiaries	Eliminations	Total
Assets
Current assets:
Cash	$0.2	$2.2	$416.4	$—	$418.8
Receivables, net of allowances	—	258.5	913.2	—	1,171.7
Inventories	—	438.0	801.6	—	1,239.6
Deferred income taxes	—	23.3	26.9	—	50.2
Prepaid expenses and other	1.9	32.7	91.6	—	126.2

Total current assets	2.1	754.7	2,249.7	—	3,006.5
Property, plant and equipment, net	0.6	231.9	859.5	—	1,092.0
Deferred income taxes	—	—	15.8	—	15.8
Intercompany accounts	1,305.5	507.7	35.8	(1,849.0)	—
Investment in subsidiaries	1,050.4	1,332.3	—	(2,382.7)	—
Goodwill	—	13.7	170.9	—	184.6
Intangible assets, net	—	15.5	167.4	—	182.9
Unconsolidated affiliated companies	—	8.0	11.0	—	19.0
Other non-current assets	13.7	33.8	30.6	—	78.1

Total assets	$2,372.3	$2,897.6	$3,540.7	$(4,231.7)	$4,578.9

Liabilities and Total Equity
Current liabilities:
Accounts payable	$—	$118.5	$752.1	$—	$870.6
Accrued liabilities	13.8	103.9	317.2	—	434.9
Current portion of long-term debt	—	—	250.3	—	250.3

Total current liabilities	13.8	222.4	1,319.6	—	1,555.8
Long-term debt	902.0	225.0	9.6	—	1,136.6
Deferred income taxes	175.2	(19.4)	78.0	—	233.8
Intercompany accounts	—	1,339.7	509.3	(1,849.0)	—
Other liabilities	1.1	79.5	175.3	—	255.9

Total liabilities	1,092.1	1,847.2	2,091.8	(1,849.0)	3,182.1
Redeemable noncontrolling interest	—	—	17.0	—	17.0

Total Company shareholders’ equity	1,280.2	1,050.4	1,332.3	(2,382.7)	1,280.2

Noncontrolling interest	—	—	99.6	—	99.6

Total liabilities and equity	$2,372.3	$2,897.6	$3,540.7	$(4,231.7)	$4,578.9

Condensed Balance Sheet Information

December 31, 2012

			Non-
		Guarantor	Guarantor
	Parent	Subsidiaries	Subsidiaries	Eliminations	Total
Assets
Current assets:
Cash	$65.3	$44.2	$512.8	$—	$622.3
Receivables, net of allowances	—	277.6	904.5	—	1,182.1
Inventories	—	460.0	813.6	—	1,273.6
Deferred income taxes	—	24.4	15.1	—	39.5
Prepaid expenses and other	2.3	20.9	109.8	—	133.0

Total current assets	67.6	827.1	2,355.8	—	3,250.5
Property, plant and equipment, net	0.4	238.2	955.3	—	1,193.9
Deferred income taxes	—	—	12.8	—	12.8
Intercompany accounts	1,566.7	491.0	40.2	(2,097.9)	—
Investment in subsidiaries	1,086.9	1,367.4	—	(2,454.3)	—
Goodwill	—	15.0	172.6	—	187.6
Intangible assets, net	—	17.7	185.2	—	202.9
Unconsolidated affiliated companies	—	7.3	11.6	—	18.9
Other non-current assets	15.3	26.4	24.3	—	66.0

Total assets	$2,736.9	$2,990.1	$3,757.8	$(4,552.2)	$4,932.6

Liabilities and Total Equity
Current liabilities:
Accounts payable	$—	$103.8	$899.2	$—	$1,003.0
Accrued liabilities	12.1	109.1	374.9	—	496.1
Current portion of long-term debt	334.6	—	176.6	—	511.2

Total current liabilities	346.7	212.9	1,450.7	—	2,010.3
Long-term debt	900.5	—	38.4	—	938.9
Deferred income taxes	156.9	(18.2)	85.2	—	223.9
Intercompany accounts	—	1,606.9	491.0	(2,097.9)	—
Other liabilities	1.1	101.6	190.0	—	292.7

Total liabilities	1,405.2	1,903.2	2,255.3	(2,097.9)	3,465.8
Redeemable noncontrolling interest	—	—	18.6	—	18.6

Total Company shareholders’ equity	1,331.7	1,086.9	1,367.4	(2,454.3)	1,331.7

Noncontrolling interest	—	—	116.5	—	116.5

Total liabilities and equity	$2,736.9	$2,990.1	$3,757.8	$(4,552.2)	$4,932.6

Condensed Statements Of Cash Flows

Condensed Statements of Cash Flows Information

Three Fiscal Months Ended March 28, 2014

	Parent	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Total
Net cash flows of operating activities	$15.6	$8.3	$(59.4)	$—	$(35.5)

Cash flows of investing activities:
Capital expenditures	—	(7.9)	(19.1)	—	(27.0)
Proceeds from properties sold	—	0.2	—	—	0.2
Other	—	(6.0)	6.1	—	0.1

Net cash flows of investing activities	—	(13.7)	(13.0)	—	(26.7)

Cash flows of financing activities:
Dividends paid to shareholders	(9.0)	—	—	—	(9.0)
Intercompany accounts	23.8	(31.7)	7.9	—	—
Proceeds from other debt	—	308.6	292.4	—	601.0
Repayments of other debt	—	(269.3)	(242.6)	—	(511.9)
Repurchase of common shares	(30.7)	—	—		(30.7)
Proceeds from exercise of stock options	0.1	—	—	—	0.1

Net cash flows of financing activities	(15.8)	7.6	57.7	—	49.5

Effect of exchange rate changes on cash and cash equivalents	—	(2.4)	(87.9)	—	(90.3)

Increase (decrease) in cash and cash equivalents	(0.2)	(0.2)	(102.6)	—	(103.0)
Cash and cash equivalents — beginning of period	0.2	2.2	416.4	—	418.8

Cash and cash equivalents — end of period	$—	$2.0	$313.8	$—	$315.8

Condensed Statements of Cash Flows Information

Three Fiscal Months Ended March 29, 2013

	Parent	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Total
Net cash flows of operating activities	$31.9	$(63.9)	$(148.0)	$—	$(180.0)

Cash flows of investing activities:
Capital expenditures	—	(8.0)	(18.7)	—	(26.7)
Proceeds from properties sold	—	0.1	—	—	0.1
Acquisitions, net of cash acquired	—	—	—	—	—
Other	—	(4.5)	4.7	—	0.2

Net cash flows of investing activities	—	(12.4)	(14.0)	—	(26.4)

Cash flows of financing activities:
Dividends paid to shareholders	(0.1)	—	—	—	(0.1)
Excess tax benefits (deficiencies) from stock-based compensation	0.1	—	—	—	0.1
Intercompany accounts	(40.4)	65.1	(24.7)	—	—
Proceeds from other debt	—	0.8	298.2	—	299.0
Repayments of other debt	—	(0.8)	(203.7)	—	(204.5)
Dividends paid to non-controlling interests	—	—	(0.3)	—	(0.3)
Proceeds from exercise of stock options	0.5	—	—	—	0.5

Net cash flows of financing activities	(39.9)	65.1	69.5	—	94.7

Effect of exchange rate changes on cash and cash equivalents	—	(9.5)	(16.7)	—	(26.2)

Increase (decrease) in cash and cash equivalents	(8.0)	(20.7)	(109.2)	—	(137.9)
Cash and cash equivalents — beginning of period	65.3	44.2	512.8		622.3

Cash and cash equivalents — end of period	$57.3	$23.5	$403.6	$—	$484.4

Condensed Statement of Cash Flows Information

Year Ended December 31, 2013

			Non-
		Guarantor	Guarantor
	Parent	Subsidiaries	Subsidiaries	Eliminations	Total
Net cash flows of operating activities	$56.0	$102.4	$(120.2)	$—	$38.2

Cash flows of investing activities:			—
Capital expenditures	(0.3)	(29.1)	(59.7)	—	(89.1)
Acquisitions, net of cash acquired	—	(2.3)	(4.6)	—	(6.9)
Proceeds from properties sold	—	0.3	0.1	—	0.4
Other	—	(43.7)	44.7	—	1.0

Net cash flows of investing activities	(0.3)	(74.8)	(19.5)	—	(94.6)

Cash flows of financing activities:
Preferred stock dividend paid	(27.0)	—	—	—	(27.0)
Intercompany accounts	280.0	(308.3)	28.3	—	—
Proceeds from other debt	—	420.0	1,225.3	—	1,645.3
Repayments of other debt	—	(194.9)	(1,162.7)	—	(1,357.6)
Settlement of long term debt including fees and expenses	(355.0)	—	—	—	(355.0)
Purchase of non-controlling interest	—	8.2	(12.2)	—	(4.0)
Dividends paid to non-controlling interest	—	—	(5.3)	—	(5.3)
Repurchase of common shares	(19.5)	—	—	—	(19.5)
Proceeds from exercise of stock options	0.7	—	—	—	0.7

Net cash flows of financing activities	(120.8)	(75.0)	73.4	—	(122.4)

Effect of exchange rate changes on cash and cash equivalents	—	5.4	(30.1)	—	(24.7)

Increase (decrease) in cash and cash equivalents	(65.1)	(42.0)	(96.4)	—	(203.5)
Cash and cash equivalents —beginning of period	65.3	44.2	512.8	—	622.3

Cash and cash equivalents —end of period	$0.2	$2.2	$416.4	$—	$418.8

Condensed Statement of Cash Flows Information

Year Ended December 31, 2012

			Non-
		Guarantor	Guarantor
	Parent	Subsidiaries	Subsidiaries	Eliminations	Total
Net cash flows of operating activities	$55.6	$60.6	$156.4	$—	$272.6

Cash flows of investing activities:
Capital expenditures	(0.2)	(25.1)	(83.3)	—	(108.6)
Acquisitions, net of cash acquired	—	(175.3)	(111.2)	—	(286.5)
Return of investment intercompany dividends	—	90.8	(90.8)	—	—
Proceeds from properties sold	—	0.1	4.4	—	4.5
Other	(29.2)	(129.0)	158.5	—	0.3

Net cash flows of investing activities	(29.4)	(238.5)	(122.4)	—	(390.3)

Cash flows of financing activities:
Preferred stock dividend paid	(0.3)	—	—	—	(0.3)
Excess tax benefits from stock-based compensation	(0.6)	—	—	—	(0.6)
Intercompany accounts	(342.1)	241.5	100.6	—	—
Proceeds from other debt	—	692.5	781.1	—	1,473.6
Repayments of other debt	—	(727.3)	(833.5)	—	(1,560.8)
Issuance of long term debt	600.0	—	—	—	600.0
Settlement of long term debt including fees and expenses	(217.7)	—	—	—	(217.7)
Dividends paid to non-controlling interest	—	—	(3.5)	—	(3.5)
Repurchase of common shares	(1.2)	—	—	—	(1.2)
Proceeds from exercise of stock options	0.1	—	—	—	0.1

Net cash flows of financing activities	38.2	206.7	44.7	—	289.6

Effect of exchange rate changes on cash and cash equivalents	0.8	6.9	8.6	—	16.3

Increase (decrease) in cash and cash equivalents	65.2	35.7	87.3	—	188.2
Cash and cash equivalents —beginning of period	0.1	8.5	425.5	—	434.1

Cash and cash equivalents —end of period	$65.3	$44.2	$512.8	$—	$622.3

Condensed Statement of Cash Flows Information

Year Ended December 31, 2011

			Non-
		Guarantor	Guarantor
	Parent	Subsidiaries	Subsidiaries	Eliminations	Total
Net cash flows of operating activities	$53.3	$52.1	$(7.6)	$—	$97.8

Cash flows of investing activities:
Capital expenditures	(0.2)	(20.6)	(100.7)	—	(121.5)
Acquisitions, net of cash acquired	—	—	—	—	—
Proceeds from properties sold	—	—	6.5	—	6.5
Other	—	(58.1)	58.4	—	0.3

Net cash flows of investing activities	(0.2)	(78.7)	(35.8)	—	(114.7)

Cash flows of financing activities:
Preferred stock dividend paid	(0.3)	—	—	—	(0.3)
Excess tax benefits from stock-based compensation	1.0	—	—	—	1.0
Intercompany accounts	(21.0)	3.6	17.4	—	—
Proceeds from other debt	—	940.0	951.4	—	1,891.4
Repayments of other debt	—	(905.2)	(930.6)	—	(1,835.8)
Dividends paid to non-controlling interest	—	—	(3.8)	—	(3.8)
Repurchase of common shares	(62.5)	—	—	—	(62.5)
Proceeds from exercise of stock options	1.5	—	—	—	1.5

Net cash flows of financing activities	(81.3)	38.4	34.4	—	(8.5)

Effect of exchange rate changes on cash and cash equivalents	(0.7)	(6.2)	7.7	—	0.8

Increase (decrease) in cash and cash equivalents	(28.9)	5.6	(1.3)	—	(24.6)
Cash and cash equivalents —beginning of period	29.0	2.9	426.8	—	458.7

Cash and cash equivalents —end of period	$0.1	$8.5	$425.5	$—	$434.1

Intercompany Cash And Non-Cash Transactions

A summary of cash and non-cash transactions of the Parent Company’s intercompany account is provided below for the three fiscal months ended March 28, 2014 and the twelve months ended December 31, 2013:

(in millions)	March 28, 2014	December 31, 2013
Beginning Balance	$1,305.5	$1,566.7
Non-cash transactions
Deferred tax	—	7.1
Equity based awards	2.9	11.7
Foreign currency and other	—	—
Cash transactions	(23.8)	(280.0)

Ending Balance	$1,284.6	$1,305.5

A summary of cash and non-cash transactions of the Parent Company’s intercompany account is provided below:

	Year ended
(in millions)	Dec 31, 2013	Dec 31, 2012	Dec 31, 2011
Beginning Balance	$1,566.7	$1,210.4	$1,169.7
Non-cash transactions
Convertible notes and other debt	—	—	—
Deferred tax	7.1	5.9	8.0
Equity based awards	11.7	11.7	12.7
Foreign currency and other	—	(3.4)	(1.0)
Cash transactions	(280.0)	342.1	21.0

Ending Balance	$1,305.5	$1,566.7	$1,210.4

Parent Company Long-Term Financing Arrangements

At March 28, 2014 and December 31, 2013, the Parent Company was party to the following long-term financing arrangements:

(in millions)	March 28, 2014	December 31, 2013
5.75% Senior Notes due 2022	$600.0	$600.0
Subordinated Convertible Notes due 2029	429.5	429.5
Debt discount on Subordinated Convertible Notes due 2029	(261.1)	(261.5)
0.875% Convertible Notes due 2013	—	—
Debt discount on 0.875% Convertible Notes due 2013	—	—
Senior Floating Rate Notes	125.0	125.0
Other	9.0	9.0

Total Parent Company debt	902.4	902.0
Less current maturities	—	—

Parent Company Long-term debt	$902.4	$902.0

At December 31, 2013 and 2012, the Parent Company was party to various long-term financing arrangements, as summarized below (in millions):

(in millions)	Dec 31, 2013	Dec 31, 2012
5.75% Senior Notes due 2022	$600.0	$600.0
Subordinated Convertible Notes due 2029	429.5	429.5
Debt discount on Subordinated Convertible Notes due 2029	(261.5)	(263.0)
0.875% Convertible Notes due 2013	—	355.0
Debt discount on 0.875% Convertible Notes due 2013	—	(20.4)
Senior Floating Rate Notes	125.0	125.0
Other	9.0	9.0

Total Parent Company debt	902.0	1,235.1
Less current maturities	—	334.6

Parent Company Long-term debt	$902.0	$900.5

Parent Company Debt Maturities

(in millions)	Q1 2015	Q1 2016	Q1 2017	Q1 2018	Q1 2019
Debt maturities twelve month period ending	$—	$125.0	$—	$—	$—

(in millions)	2014	2015	2016	2017	2018
Debt maturities	$—	$125.0	$—	$—	$—